CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended	12 Months Ended		6 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 27, 2011 Predecessor [Member]
Operating activities:
Net income (loss)	$ 153,136,000	$ (118,883,000)	$ (160,713,000)	$ (47,091,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	298,698,000	450,279,000	510,435,000	179,371,000
Debt premium and discount amortization	(12,974,000)	(20,973,000)	(25,314,000)	(2,832,000)
Deferred financing cost amortization	4,812,000	10,831,000	10,272,000	5,166,000
Above and below market lease intangible amortization	(28,058,000)	(51,379,000)	(50,881,000)	(33,989,000)
Provisions of impairment	0	46,653,000	13,913,000	8,751,000
Gain on bargain purchase	(328,826,000)	0	0	0
Gain on sale of real estate assets and acquisition of joint venture interest	0	(5,615,000)	(5,870,000)	(143,000)
Amortization of Class B units	1,070,000	36,395,000	6,420,000	0
Other	210,000	(1,165,000)	(687,000)	999,000
Gains (Losses) on Extinguishment of Debt, Including Discontinued Operations	(917,000)	16,498,000	0	0
Changes in operating assets and liabilities:
Restricted cash	10,823,000	5,562,000	(8,144,000)	(18,103,000)
Receivables	(7,706,000)	(17,055,000)	(11,793,000)	15,635,000
Deferred charges and prepaid expenses	(5,992,000)	(22,826,000)	(24,422,000)	(18,368,000)
Other assets	0	2,901,000	(2,692,000)	4,769,000
Accounts payable, accrued expenses and other liabilities	(27,530,000)	767,000	18,323,000	22,928,000
Net cash provided by operating activities	56,746,000	331,990,000	268,847,000	117,093,000
Investing activities:
Acquisition of the Business	(1,335,799,000)	0	0	0
Building improvements	(56,855,000)	(150,461,000)	(177,213,000)	(59,073,000)
Acquisitions of real estate assets	0	(6,377,000)	(6,000,000)	0
Proceeds from sales of real estate assets	719,000	58,994,000	50,609,000	53,453,000
Distributions from unconsolidated joint ventures	1,434,000	593,000	1,640,000	3,233,000
Contributions to unconsolidated joint ventures	0	(25,000)	(1,496,000)	(2,000)
Change in restricted cash attributable to investing activities	7,370,000	8,108,000	16,266,000	(16,922,000)
Purchase of marketable securities	(12,953,000)	(12,737,000)	(22,116,000)	(10,984,000)
Proceeds from sale of marketable securities	9,053,000	15,538,000	19,608,000	11,453,000
Net cash used in investing activities	(1,387,031,000)	(86,367,000)	(118,702,000)	(18,842,000)
Financing activities:
Repayment of debt obligations and financing liabilities	(2,415,462,000)	(2,702,931,000)	(530,342,000)	(383,383,000)
Proceeds from debt obligations	1,542,000,000	57,000,000	360,000,000	163,000,000
Repayment of borrowings under unsecured revolving credit facility	0	(914,108,000)	0	0
Proceeds from borrowings under unsecured credit facility	0	2,534,286,000	0	0
Deferred financing costs	(39,243,000)	(27,529,000)	(7,256,000)	(921,000)
Change in restricted cash attributable to financing activities	100,123,000	0	0	(100,123,000)
Proceeds from issuance of common stock	1,742,426,000	893,860,000		0
Redemption of preferred stock	0	(1,250,000)		0
Distributions to stockholders	(137,000)	(47,442,000)	(19,209,000)	0
Contributions attributable to CNP net investment	0	0	0	4,377,000
Distributions attributable to CNP net investment	0	0	0	(36,725,000)
Contributions from non-controlling interests	560,074,000	0	0	0
Distributions to non-controlling interests and other	(1,890,000)	(26,692,000)	(7,846,000)	(798,000)
Net cash provided by (used in) financing activities	1,487,891,000	(234,806,000)	(204,653,000)	(354,573,000)
Change in cash and cash equivalents	157,606,000	10,817,000	(54,508,000)	(256,322,000)
Cash and cash equivalents at beginning of period	0	103,098,000	157,606,000	304,522,000
Cash and cash equivalents at end of period	157,606,000	113,915,000	103,098,000	48,200,000
Supplemental cash flow information, including non-cash investing and/or financing activities:
Cash paid for interest, net of amount capitalized	217,445,000	342,950,000	388,320,000	185,597,000
State and local taxes paid	0	2,013,000	2,754,000	0
Capitalized interest	292,000	4,968,000	1,661,000	254,000
Fair value of Operating Partnership units issued for acquisition of real estate assets	$ 0	$ 317,556,000	$ 0	$ 0